Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Forward contracts-asset position	$ 460	$ 124
Fair Value, Recurring [Member]
Forward contracts-asset position	460	124
Interest rate swaps-asset position		1,229
Interest rate swaps-liability position	(7,093)	(830)
Total	(6,633)	523
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contracts-asset position	0	0
Interest rate swaps-asset position		0
Interest rate swaps-liability position	0	0
Total	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contracts-asset position	460	124
Interest rate swaps-asset position		1,229
Interest rate swaps-liability position	(7,093)	(830)
Total	(6,633)	523
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contracts-asset position	0	0
Interest rate swaps-asset position		0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0